CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income/(loss)	¥ (140,787)	¥ (89,247)	¥ 22,637
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Depreciation of property and equipment	2,196	1,733	1,772
Amortization of intangible assets	368	266	150
Share-based compensation expenses/(gain)	(178)	4,672	13,886
Non-cash operating lease expense	7,586	11,240	13,606
Allowance for credit losses	32,471	28,210	(28,672)
Losses from disposal of property, equipment and software	294	42	25
Exchange (gains)/losses	(24)	21	(3)
Fair value changes of short-term investments	(58)	(235)	(618)
Long-term investment (income)/loss, net	62,763	8,079	(15,964)
Share of (income)/loss from equity method investments	3,726	523	(51)
Disposal gain on subsidiaries	(839)	(3,366)	(38,019)
Changes in operating assets and liabilities:
Accounts receivable	24,815	(38,816)	6,948
Receivables due from related parties	(16)	676	(608)
Prepayments and other current assets	(3,041)	60	26,034
Accounts payable	712	6,911	(2,801)
Salary and welfare payables	(3,744)	(16,123)	(3,584)
Taxes payable	(3,355)	(4,713)	(1,962)
Deferred revenue	(846)	(1,589)	(3,672)
Amounts due to related parties	528	(51)	(1,016)
Accrued liabilities and other payables	(7,624)	(5,065)	8,124
Lease liabilities	(7,937)	(25,391)	(1,201)
Net cash used in operating activities	(32,990)	(122,163)	(4,989)
Cash flows from investing activities:
Purchase of property and equipment	(444)	(5,376)	(1,065)
Purchase of intangible assets	(42)	(22)	(591)
Purchase of short-term investments	(245,750)	(380,498)	(457,490)
Proceeds from maturities of short-term investments	265,508	345,904	534,978
Loan repayment from related parties			2,000
Cash received from customer in relation to advertisement agent services	15,984	68,838	70,208
Cash paid on behalf of the customer in relation to advertisement agent services			(64,054)
Net cash upon disposal of subsidiaries	(2,992)	85
Investment in long-term investments	(4,050)	(9,500)	(38,970)
Prepayment of an equity investment	(1,000)
Cash paid to acquire non-controlling interests of subsidiaries	(188)		(1,705)
Cash received from disposal of equity investees	5,450	742
Net cash provided by investing activities	32,476	20,173	43,311
Cash flows from financing activities:
Proceeds from bank loan	10,000	14,950	9,950
Repayment of bank loan	(9,950)	(14,950)	(5,000)
Proceeds from employee options exercised	18
Cash received from the sale of a noncontrolling interest		226
Capital injection from non-controlling interest shareholders		255	174
Dividends paid to non-controlling shareholder of a subsidiary	(3,675)
Net cash provided by/(used in) financing activities	(3,607)	481	5,124
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	245	362	2,200
Net (decrease)/ increase in cash and cash equivalents	(3,876)	(101,147)	45,646
Cash and cash equivalents at beginning of the year	41,464	142,611	96,965
Cash and cash equivalents at end of the year	37,588	41,464	142,611
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	(206)	(93)	(171)
Supplemental schedule of non-cash investing and financing activities:
Property and equipment purchases financed by other payable	¥ (250)	(1,336)
Intangible assets purchases financed by other payable		¥ (1,073)
The addition of long-term investment in Hangzhou Jialin			¥ 40,000